Cumulative Charges Incurred Related to Shutdown (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2011	Sep. 30, 2012	Dec. 31, 2011 Severance and benefit costs	Dec. 31, 2010 Severance and benefit costs	Dec. 31, 2011 Accelerated Depreciation	Dec. 31, 2011 Write-off of related spare parts and inventory	Dec. 31, 2011 Other miscellaneous costs
Restructuring Cost and Reserve [Line Items]
Total Restructuring Charges	$ 24,464		$ 15,004		$ 7,068	$ 2,278	$ 114
Recognized and/or paid as of December 31, 2011	13,701		4,331		7,068	2,278	24
Remaining Costs to be Paid	$ 10,763	$ 7,840	$ 10,673				$ 90